As filed with the Securities and Exchange Commission on June 20, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – April 30, 2011

ITEM 1. REPORT TO STOCKHOLDERS.

TABLE OF CONTENTS

A Message to Our Shareholders	1
Performance Chart and Analysis	4
Schedule of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	15

FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2011

Dear Shareholder,

For the six months ended April 30, 2011, the Fountainhead Special Value Fund (the “Fund”) (KINGX) returned 25.60%; its benchmark index, the Russell 2500TM Index, returned 23.71%. For the period ended April 30, 2011, the Fund’s 1-year, 5-year, and 10-year average annual returns were 20.99%, -0.12%, and 0.82%, respectively. (Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call 800-868-9535. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 4.04%. However, the Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through March 1, 2012, to limit Total Annual Fund Operating Expenses to 1.75%. Shares held less than 180 days will be subject to a 1.00% redemption fee.) The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future.

The Fund has performed extremely well over the last six months. The Fund’s best performer, Beckman Coulter, Inc. (BEC), agreed to be acquired by Danaher Inc. (DHR). Although the deal is not expected to close until June 2011, we sold the stock to lock in a 54.9% gain. Stocks in the Energy sector were strong performers with Newpark Resources, Inc. (NR) rising 53.6% and Consol Energy Inc. (CNX) increasing 47.1%. Several of the Fund’s Healthcare stocks delivered excellent results with particular strength in Healthcare Services and Equipment: PAREXEL International Corp. (PRXL) +40.2%; Medidata Solutions, Inc. (MDSO) +38.8%; Hologic, Inc. (HOLX) +37.4%; Omnicare, Inc. (OCR) + 30.3%; and Intuitive Surgical Inc. (ISRG) +27.6%. In the Biotechnology sector, Emergent Biosolutions Inc. (EBS) rose 28.8%. Given strength in the financial markets, two of the Fund’s financial services stocks had a positive impact on results with NYSE Euronext (NYX) rising 30.7% and NASDAQ OMX Group (NDAQ) increasing 28.5%. Another major contributor to positive results was Nuance Communications, Inc. (NUAN), the leader in speech recognition technology, which advanced 31.8% in price.

Only a few stocks produced negative results for the six-month period. Two positions eliminated during the period included Orion Marine Group Inc. (ORN), which declined 15.9%, and Broadridge Financial Solutions Inc. (BR), which declined 1.1%. Other stocks that negatively impacted results were Pacific Sunwear of California, Inc. (PSUN) -12.5%; Tower Group, Inc. (TWGP) -5.8%; Owens-Illinois, Inc. (OI) -1.6%; and NII Holdings, Inc. (NIHD) -0.5%. PSUN and OI were new purchases during the period, and we believe they offer significant upside potential. NIHD basically traded flat during the period following a significant rise in the previous six months.

The overall rally in the equity markets has displayed remarkable resilience over the past six months. While corporate profits have increased due to growth in revenue and margins, price multiples that investors are willing to award these firms have also expanded. This combination of events has created a very hospitable environment for stock market investors.

Many observers keep a watchful eye on the Federal Reserve and fret over potential repercussions related to the end of the second round of quantitative easing (QE2). While stocks have been in a trading range for the past four months, Chairman Bernanke has sought to assure investors that their queasiness is misplaced. He believes that the end of the Federal Reserve’s maneuvers is already factored in and that no extraordinary

FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2011

decline in asset prices will occur.

Commodities have also enjoyed a long and protracted rally. Prices for nearly all commodities have been full of energy for the better part of two years. Gold and silver have taken their fair share of the headlines, but cotton, coffee, and cattle have also done well. In fact, the prices of a large number of commodities have increased nicely in U.S. dollar terms. The population explosion and falling dollar are primary culprits in the rise in commodities, but more than a little of the momentum has to do with an aggressive Federal Reserve coupled with an absence of spending discipline from governments around the world.

In this curious investing environment that is highlighted by government profligacy, commodity appreciation, and central bank intervention, carefully selected stocks have done well. Energy firms have had a pride-swelling first quarter and have retreated somewhat only recently. Geopolitics may be partly to blame for both the run-up and the decline in the sector. Industrials and Materials have also performed well this year with price appreciation worth noting. A particularly concerning laggard is the Information Technology sector. Unemployment has long been a bur in the economy’s saddle and this relatively young sector is capable of generating a vast number of jobs.

What happens to the stock market once QE2 ends? That is a predominant question in the investment world. The Energy sector should perform well with its ties to the runaway commodity train. Healthcare stocks should outperform as investors continue to uncover the mispricing of securities that was caused by years of legislative uncertainty. Finally, if the recovery can be trusted, then Consumer Discretionary and Information Technology shares may be outperformers going forward. Merger and acquisition activity should continue to provide strong underpinnings to the markets as well. We believe the Fountainhead Special Value Fund should continue to perform well in this environment as we adhere to our process of investing in companies with significant cash flow and strong balance sheets whose stocks are currently undervalued.

Sincerely,

Roger E. King, CFA                                                                                         Leah R. Bennett, CFA
Chairman and President                                                                                          Managing Director
King Investment Advisors, Inc.                                                                            King Investment Advisors, Inc.

The views in this report were those of the Fund managers as of April 30, 2011, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This letter may contain discussions about certain investments held and not held in the portfolio.  All current and future portfolio holdings are subject to risk.  There can be no guarantee of success with any technique, strategy or investment.

The Fund’s investments in small- and medium-sized companies involve greater risk than investing in larger,

FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2011

more established companies. Such risks include increased volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources.  The Fund’s portfolio may be overweight in a sector in which any negative development affecting that sector will have a greater impact on the Fund’s performance. In addition, the Fund may incur American Depositary Receipts (ADRs) risks that are not associated with domestic investments such as increased volatility including political and financial instability, lack of timely or reliable regulatory standards, and price volatility.

The Russell 2500 Index measures the performance of the small- to mid-cap segment of the U.S. equity universe.  It includes approximately 2,500 of the smallest securities in the Russell 3000®Index based on a combination of their market cap and current index membership. One cannot invest directly in an index.

FOUNTAINHEAD SPECIAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS
APRIL 30, 2011

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Fountainhead Special Value Fund (the “Fund”) compared with the performance of the benchmark, Russell 2500 Index, over the past ten fiscal periods. The Russell 2500 Index measures the performance of the small- to mid-cap segment of the U.S. equity universe. It includes approximately 2,500 of the smallest securities in the Russell 3000® Index based on a combination of their market cap and current index membership.  The total return of the Russell 2500 Index includes reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell 2500 Index does not include expenses. The Fund is professionally managed while the Russell 2500 Index is unmanaged and is not available for investment.

	Average Annual Total Return
	One Year	Five Years	Ten Years
Fountainhead Special Value Fund	20.99%	(0.12)%	0.82%
Russell 2500 Index	23.89%	4.91%	8.24%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance please call (800) 868-9535. As stated in the Fund's prospectus, the annual operating expense ratio (gross) is 4.04%. However, the Fund's adviser has agreed to contractually waive a portion of its fees and to reimburse certain expenses to limit total operating expenses to 1.75%, which is in effect until March 1, 2012. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

Prior to September 17, 2001, the Fund was a series of AmeriPrime Funds (another mutual fund).  The AmeriPrime series maintained substantially similar investment objectives and investment policies to that of the Fund.  The AmeriPrime series was managed by the Fund’s adviser.  The Fund’s performance for the periods before September 17, 2001, is that of the AmeriPrime series and reflects the expenses of the AmeriPrime series.  The estimated net expenses of the AmeriPrime Series were equal to or less than the net expenses of the Fund.

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2011

AF	Shares	Security Description	Value

Common Stock - 99.2%
Consumer Discretionary - 16.8%
48,000	Callaway Golf Company	$339,840
7,000	Coinstar, Inc. (a)	377,860
15,000	Expedia, Inc.	375,450
92,000	Pacific Sunwear of California, Inc. (a)	293,480
4,400	Sears Holdings Corp. (a)	378,268
		1,764,898
Consumer Staples - 16.1%
3,500	Bunge Limited	264,040
10,100	Emergent BioSolutions Inc. (a)	234,421
625	Intuitive Surgical, Inc. (a)	218,563
15,100	Omnicare, Inc.	474,442
18,200	PAREXEL International Corp. (a)	505,232
		1,696,698
Drugs/Pharmaceutical Preparations - 13.0%
6,000	Cephalon, Inc. (a)	460,800
16,100	Forest Laboratories, Inc. (a)	533,876
15,000	Mylan Inc. (a)	373,800
		1,368,476
Energy - 10.9%
6,100	CONSOL Energy Inc.	329,949
59,000	Newpark Resources, Inc. (a)	532,770
5,500	Ultra Petroleum Corp. (a)	279,345
		1,142,064
Financials - 11.8%
49,500	GFI Group Inc.	252,945
7,200	NYSE Euronext	288,360
13,000	The NASDAQ OMX Group, Inc. (a)	352,300
15,000	Weyerhaeuser Company (REIT)	345,150
		1,238,755
Industrials - 2.9%
10,200	Owens-Illinois, Inc. (a)	302,634

Insurance Carriers - 2.2%
10,000	Tower Group, Inc.	228,700

Medical Products - 12.9%
20,000	Hologic, Inc. (a)	440,400
50,000	STAAR Surgical Company (a)	277,500
9,500	Thoratec Corporation (a)	291,650
21,000	Wright Medical Group, Inc. (a)	347,130
		1,356,680

AF	Shares	Security Description	Value

Technology - 4.2%
21,300	Nuance Communications, Inc. (a)	$440,910

Telecommunications - 8.4%
19,000	Leap Wireless International, Inc. (a)	281,960
14,400	NII Holdings, Inc. (a)	598,752
		880,712

Total Common Stock (Cost $8,554,839)	10,420,527

Total Investments in Securities - 99.2% (Cost $8,554,839)*	$10,420,527

Other Assets & Liabilities, Net – 0.8%	81,187
Net Assets – 100.0%	$10,501,714

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,973,540
Gross Unrealized Depreciation	(107,852)
Net Unrealized Appreciation	$1,865,688

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2011.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to Note 2 - Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$10,420,527
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$10,420,527

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2011

AFA
PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary	16.9%
Consumer Staples	16.3%
Drugs/Pharmaceutical Preparations	13.1%
Energy	11.0%
Financials	11.9%
Industrials	2.9%
Insurance Carriers	2.2%
Medical Products	13.0%
Technology	4.2%
Telecommunications	8.5%
100.0%

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2011

ASSETS
Total investments, at value (Cost $8,554,839)	$10,420,527
Cash	187,810
Prepaid expenses	9,320
Total Assets	10,617,657

LIABILITIES
Payables:
Investment securities purchased	98,850
Accrued Liabilities:
Fund service fees	4,781
Compliance services fees	1,980
Other expenses	10,332
Total Liabilities	115,943

NET ASSETS	$10,501,714

COMPONENTS OF NET ASSETS
Paid-in capital	$9,603,624
Distributions in excess of net investment income	(47,260)
Accumulated net realized loss	(920,338)
Net unrealized appreciation	1,865,688
NET ASSETS	$10,501,714
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	475,521
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$22.08
*	Shares redeemed or exchanged within 180 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2011

INVESTMENT INCOME
Dividend income	$35,612
Interest income	77
Total Investment Income	35,689

EXPENSES
Investment adviser fees	42,611
Fund service fees	69,346
Custodian fees	2,480
Registration fees	8,364
Professional fees	22,860
Trustees' fees and expenses	140
Compliance services fees	12,397
Miscellaneous expenses	9,963
Total Expenses	168,161
Fees waived and expenses reimbursed	(85,212)
Net Expenses	82,949

NET INVESTMENT LOSS	(47,260)

NET REALIZED AND UNREALIZED GAIN
Net realized gain on investments	1,113,772
Net change in unrealized appreciation (depreciation) on investments	1,086,306
NET REALIZED AND UNREALIZED GAIN	2,200,078
INCREASE IN NET ASSETS FROM OPERATIONS	$2,152,818

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2011	For the Year Ended October 31, 2010
OPERATIONS
Net investment loss	$(47,260)	$(113,863)
Net realized gain	1,113,772	712,190
Net change in unrealized appreciation (depreciation)	1,086,306	777,263
Increase in Net Assets Resulting from Operations	2,152,818	1,375,590

CAPITAL SHARE TRANSACTIONS
Sale of shares	207,980	600,763
Redemption of shares	(299,120)	(1,358,469)
Redemption fees	—	44
Decrease in Net Assets from Capital Share Transactions	(91,140)	(757,662)
Increase in Net Assets	2,061,678	617,928

NET ASSETS
Beginning of Period	8,440,036	7,822,108
End of Period (Including line (a))	$10,501,714	$8,440,036

SHARE TRANSACTIONS
Sale of shares	10,468	34,829
Redemption of shares	(15,053)	(81,698)
Decrease in Shares	(4,585)	(46,869)

(a) Distributions in excess of net investment income.	$(47,260)	$—

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
			For the Years Ended October 31,
	For the Six Months Ended April 30, 2011		2010	2009	2008	2007	2006
NET ASSET VALUE, Beginning
of Period	$17.58		$14.84	$12.73	$22.57	$22.35	$19.71
INVESTMENT OPERATIONS
Net investment loss (a)	(0.10)		(0.22)	(0.15)	(0.16)	(0.21)	(0.18)
Net realized and unrealized
gain (loss)	4.60		2.96	2.26	(9.27)	0.43	2.85
Total from Investment
Operations	4.50		2.74	2.11	(9.43)	0.22	2.67
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	—		—	—	—	—	(0.03)
Net realized gain	—		—	—	(0.41)	—	—
Total Distributions to
Shareholders	—		—	—	(0.41)	—	(0.03)
REDEMPTION FEES (a)	—		— (b)	— (b)	— (b)	— (b)	— (b)
NET ASSET VALUE, End
of Period	$22.08		$17.58	$14.84	$12.73	$22.57	$22.35
TOTAL RETURN	25.60	%(c)	18.46%	16.58%	(42.45)%	0.98%	13.54%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of
Period (000's omitted)	$10,502	$8,440		$7,822	$7,728	$16,482	$16,928
Ratios to Average Net Assets:
Net investment loss	(1.00	)%(d)	(1.35)%	(1.17)%	(0.88)%	(0.92)%	(0.83)%
Net expense	1.75	%(d)	1.75%	1.67%	1.50%	1.50%	1.50%
Gross expense (e)	3.55	%(d)	4.04%	4.50%	3.18%	2.27%	2.25%
PORTFOLIO TURNOVER RATE	39	%(c)	117%	103%	139%	133%	95%

(a)					Calculated based on average shares outstanding during the period.
(b)					Less than $0.01 per share.
(c)					Not annualized.
(d)					Annualized.
(e)					Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2011

Note 1. Organization

The Fountainhead Special Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 31, 1996. The Fund seeks long-term capital growth.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2011

The aggregate value by input level, as of April 30, 2011, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium and discount is amortized and accreted in accordance with GAAP. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of April 30, 2011, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax returns filed in the three-year period ended October 31, 2010, remain subject to examination by the Internal Revenue Service.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2011

Note 3. Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser – King Investment Advisors, Inc. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.90% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Distributor receives no compensation from the Fund for its distribution services.

Other Service Providers – Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman).  In addition, the Chairman receives a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust.  The Trustees and Chairman may receive additional fees for special Board meetings.  Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.  Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses through March 1, 2012, to limit annual operating expenses to 1.75%. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary waivers and reimbursements may be reduced or eliminated at any time. For the six months ended April 30, 2011, fees waived and reimbursed were as follows:

Investment Adviser Fees Waived	Fund Service Fees Waived	Total Fees Waived
$42,611	$42,601	$85,212

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the six months ended April 30, 2011, were $3,684,003 and $3,859,200, respectively.

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2011

Note 6. Federal Income Tax and Investment Transactions

As of October 31, 2010, distributable earnings (accumulated losses) on a tax basis were as follows:

Capital and Other Losses	$(2,034,110)
Unrealized Appreciation	779,382
Total	$(1,254,728)

As of October 31, 2010, the Fund had capital loss carryforwards to offset future capital gains of $1,471,240 and $562,870, expiring in 2016 and 2017, respectively.

Note 7. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2011

Investment Advisory Agreement Approval

At the December 2, 2010 Board meeting, the Board, including the Independent Trustees, considered the renewal of the investment advisory agreement pertaining to the Fund (the “Advisory Agreement”).  In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and Atlantic, including information regarding the Adviser, its personnel, operations and financial condition.  Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser  with respect to its relationship with the Fund; (3) the advisory fee and the total expense ratio of the Fund compare to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser  from its relationship with the Fund.  In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors.  In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

Based on a presentation from a senior representative of King Investment Advisors, Inc. (the “Adviser”) and a discussion of the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal investment responsibility for the Fund’s investments as well as the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Adviser’s senior management and staff. The Board considered the adequacy of the Adviser’s resources and quality of services provided by the Adviser under the Advisory Agreement between the Trust and the Adviser.

The Board also considered the quality of the Adviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions as well as the financial condition and operational stability of the Adviser. The Board noted the Adviser’s representation that the firm is financially stable and able to provide investment advisory services to the Fund.

Based on the foregoing, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement were appropriate in light of its investment objective and, thus, supported a decision to approve the Advisory Agreement.

Costs of Services and Profitability

The Board considered information provided by the Adviser regarding its costs of services and its profitability with respect to the Funds. In this regard, the Board considered the Adviser’s representation that it does not allocate its expenses on a fund level, and that, as a result, a detailed cost analysis is not available. Based on these and other applicable considerations, the Board concluded that the Adviser’s profit  attributable to management of the Fund were not a material factor in approving the Agreement.

FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2011

Performance

The Board reviewed performance of the Fund and the Adviser’s discussion of its investment philosophy. The Board noted that the Fund had underperformed its benchmark index for the 1-, 3-, 5- and 10-year periods (annualized) ended September 30, 2010. The Board also noted that the 1-year period (annualized) performance was strong and recognized that matching or surpassing the benchmark index was difficult in the current economy, especially when the Adviser was trying to appropriately hedge risk. The Board also considered the Adviser’s representation that the Fund was performing in the top 15% of its peer group in terms of year-to-date performance. The Board concluded that the Fund’s performance was reasonable in comparison to its peers and benchmark and that the Fund could benefit from the Adviser’s management of the Fund.

Compensation

The Board considered the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information regarding fee rates and total expenses of similar mutual funds. The Board noted that the Adviser’s actual advisory fee rate was the lowest of its Lipper Inc. peer group. The Board also noted that the Fund’s actual total expense ratio was the highest of its Lipper Inc. peer group. The Board considered that the Adviser has a contractual expense limitation agreement in place through February 28, 2011 to limit the total annual operating expenses of the Fund to 1.75% of average daily net assets. Based on the foregoing, the Board concluded that King’s advisory fee rate charged to the Fund appeared to be within a reasonable range in light of the services it provides to the Fund.

Economies of Scale

The Board considered whether the Funds would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund could benefit from economies of scale as assets grow, but the Adviser currently is not proposing breakpoints or changes in fees at this time. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement.

Other Benefits

The Board noted the Adviser’s representation that, aside from broadening its product base, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and

FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2011

reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 868-9535 and on the SEC’s website at www.sec.gov.  The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 868-9535 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010, through April 30, 2011.

Actual Expenses – The first line in the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period.  You may use this information to compare the ongoing cost of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not

FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2011

reflect any transactional costs, such as redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs had been included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	November 1, 2010	April 30, 2011	Period*	Ratio*
Actual	$1,000.00	$1,255.98	$9.79	1.75%
Hypothetical (5% return before taxes)	$1,000.00	$1,016.12	$8.75	1.75%

*
Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

Semi-Annual Report
April 30, 2011
(Unaudited)

Fund Adviser:
Waterville Capital, LLC
Radnor Court, Suite 140
259 Radnor-Chester Road
Radnor, PA  19087
Toll Free: (877) 356-9055

WATERVILLE LARGE CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2011

Dear Shareholder,

For the six month period ended April 30, 2011, the Waterville Large Cap Value Fund (the “Fund”) had a total return of 19.10% for the Institutional Share Class and 18.89% for the Investor Share Class.  This compares to a 16.36% total return for the S&P 500® Index and an 8.23% return for the BXY Index (CBOE S&P 500 2% Out-of-The-Money BuyWrite Index).1

Equity markets are continually faced with climbing a wall of worry.  For the first time in almost four years, equity markets have climbed a wall of worry that did not begin with a crisis in the financial system.  The tragic events in Japan, and the political firestorm in the Middle East, remind us that significant events that impact the global economy can be generated outside the financial system.  During the past six months, the Federal Reserve has continued the fight to re-inflate the U.S. economy and Quantitative Easing round two was in full swing. We are now seeing the economic consequences of this policy.  The program has been successful at raising asset prices but also has created the unwelcomed inflation of energy, material, and food prices.  With housing prices still depressed and unemployment still stubbornly high, it remains to be seen what the net effect of higher asset and commodity prices will be on the overall economy.  Given the recent currency volatility and the re-emergence of the European sovereign debt issues, we now have a mixed outlook on the global economy.  However, U.S. corporate earnings for Q4 2010 and Q1 2011 have been strong and corporate balance sheets continue to improve.  This combination of rising asset prices, strong earnings and sound balance sheets has created a target rich environment for the disciplined value based investor.

The main driver behind our positive absolute and relative returns was our bottoms up equity selection process.  Our stock selection process is generally agnostic of macroeconomic worries and is instead focused on purchasing equities of good businesses at attractive valuations. A mantra from Charlie Munger is well worth repeating here, “I would rather buy a good company at fair price, than a fair company at a good price.”  Companies with strong historical earnings and cash flows should continue to excel as the economy tries to continue its recovery.  The opportunity to purchase companies with these characteristics at attractive valuations has been a major driver of Fund performance.

As these recent exogenous events have rippled through financial markets, our managed volatility program has provided the Fund with some cushioning during these downdrafts.  Our managed volatility program has added to net return of the Fund but more importantly, it was there when we needed it.  Any upside return that was reduced from S&P 500 Index call selling during market rallies was earned back during market declines and periods of uncertainty.  We were very pleased that the Fund outpaced the return of our benchmarks while it reduced our investors’ exposure to equity market risk.

As always, Waterville Capital is committed to excellence in value investing and managing the volatility of your investment.

Sincerely,

Sean Bonner	Joseph Delaney
Chief Investment Officer	President
Waterville Capital, LLC	Waterville Capital, LLC

IMPORTANT INFORMATION
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to risks of broad market decline or decline in particular holdings, Index Call Option Risk, management risk, focused holdings risk, counterparty risk, sector risk and value stock risk in which stocks may remain undervalued for extended periods of time.

Volatility is a statistical measure of the dispersion of returns for a given security or market index. Volatility can either be measured by using the standard deviation or variance between returns from that same security or market index. Commonly, the higher the volatility, the riskier the security.  An Index option is an option providing exposure to the movement of a broad based stock market index.   By selling an Index call option, the Fund is selling the right to an option buyer to purchase the Index at a particular (strike) price.

1 All returns are cumulative.

1

WATERVILLE LARGE CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2011

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The CBOE S&P 500 2% OTM BuyWrite Index (“BXY”) is a benchmark index designed to track the performance of a hypothetical buy-write strategy that consists of using out of the money S&P 500 Index call options on an underlying position to generate income from option premiums. One cannot invest directly in an index.

The views in this report were those of the Fund managers as of April 30, 2011, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

2

WATERVILLE LARGE CAP VALUE FUND
PERFORMANCE CHART AND ANALYSIS
APRIL 30, 2011

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the Waterville Large Cap Value Fund (the “Fund”) compared with the performance of the primary benchmark, S&P 500 Index ("S&P 500"), and the secondary benchmark, the CBOE S&P 500 2% Out-of-The-Money BuyWrite Index ("BXY"), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The BXY is a benchmark index designed to track the performance of a hypothetical buy-write strategy that consists of using out of the money S&P 500 Index call options on an underlying position to generate income from option premiums. The total return of the indices includes reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total returns of the indices do not include expenses. The Fund is professionally managed while the indices are unmanaged and are not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance please call (877) 356-9055. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional Shares are 28.33% and 2.48%, respectively. However, the Fund's adviser has agreed to contractually waive a portion of its fees and to reimburse expenses such that total operating expenses do not exceed 2.00% for Investor Shares and Institutional Shares, which is in effect until March 1, 2012. During the period, certain fees were waived and/or expenses reimbursed, otherwise returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

		Since Inception
Average Annual Total Return as of 04/30/11	1 Year	11/02/09
Waterville Large Cap Value Fund — Investor Shares	17.45%	22.49%
Waterville Large Cap Value Fund — Institutional Shares	17.65%	22.73%
S&P 500	17.22%	22.13%
BXY Index	13.70%	17.33%

3

WATERVILLE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2011

Shares	Security Description	Value

Common Stock - 99.9%
Consumer Discretionary - 26.8%
22,493	Apollo Group, Inc., Class A (a)	$900,395
31,499	Best Buy Co., Inc.	983,399
38,569	Expedia, Inc.	965,382
39,626	GameStop Corp., Class A (a)	1,017,596
63,699	Gannett Co., Inc.	959,307
54,236	H&R Block, Inc.	937,740
27,388	Meredith Corp.	915,307
13,341	Ross Stores, Inc.	983,098
42,976	The Gap, Inc.	998,762
24,370	The McGraw-Hill Cos., Inc.	986,254
18,594	TJX Cos., Inc.	997,010
19,944	Viacom, Inc., Class B	1,020,335
		11,664,585
Consumer Staples - 9.2%
25,454	Dr. Pepper Snapple Group, Inc.	997,797
9,720	Lorillard, Inc.	1,035,180
17,046	Medco Health Solutions, Inc. (a)	1,011,339
26,159	Reynolds American, Inc.	970,761
		4,015,077
Financial - 6.3%
35,454	Federated Investors, Inc., Class B	914,004
74,451	Janus Capital Group, Inc.	906,069
33,784	The NASDAQ OMX Group, Inc. (a)	915,546
		2,735,619
Healthcare - 25.0%
23,642	AmerisourceBergen Corp.	960,811
12,192	Biogen Idec, Inc. (a)	1,186,891
34,638	Bristol-Myers Squibb Co.	973,328
12,046	Cephalon, Inc. (a)	925,133
30,051	Coventry Health Care, Inc. (a)	969,746
26,610	Eli Lilly & Co.	984,836
23,168	Gilead Sciences, Inc. (a)	899,845
13,635	Humana, Inc. (a)	1,037,896
23,666	Medtronic, Inc.	988,055
16,462	Quest Diagnostics, Inc.	928,128
13,681	WellPoint, Inc.	1,050,564
		10,905,233
Industrials - 13.0%
12,785	General Dynamics Corp.	931,004
11,972	L-3 Communications Holdings, Inc.	960,035
11,790	Lockheed Martin Corp.	934,357
15,066	Northrop Grumman Corp.	958,348
18,752	Raytheon Co.	910,410
54,476	SAIC, Inc. (a)	947,882
		5,642,036
Information Technology - 17.5%
39,304	CA, Inc.	966,485
18,643	Harris Corp.	990,503
23,169	Hewlett-Packard Co.	935,333
36,587	Microsoft Corp.	951,994
20,259	SanDisk Corp. (a)	995,527
53,392	Teradyne, Inc. (a)	859,611
27,087	Texas Instruments, Inc.	962,401
12,285	Visa, Inc., Class A	959,704
		7,621,558
Materials - 2.1%
16,701	Freeport-McMoRan Copper & Gold, Inc.	919,056

Total Common Stock (b) (Cost $38,707,624)	43,503,164

Total Investments in Securities - 99.9% (Cost $38,707,624)*	$43,503,164

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (1.9)%

Call Options Written - (1.9)%
(100)	S&P 500 Index	$1,360	05/11	$(180,000)
(100)	S&P 500 Index	1,355	05/11	(185,000)
(100)	S&P 500 Index	1,325	05/11	(439,500)

Total Written Options - (1.9)% (Premiums Received $(279,096))*	$(804,500)

Other Assets & Liabilities, Net – 2.0%	863,565
Net Assets – 100.0%	$43,562,229

(a)	Non-income producing security.
(b)	All or a portion of these securities are pledged as collateral for written options.

*Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,220,123
Gross Unrealized Depreciation	(949,987)
Net Unrealized Appreciation	$4,270,136

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of April 30, 2011.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to Note 2 - Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities	Other Financial Instruments**

Level 1 - Quoted Prices	$43,503,164	$(804,500)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$43,503,164	$(804,500)

The Level 1 inputs displayed in the Investments in Securities column of this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

** Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as written call options, which are valued at their market value at period end date.

PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary	26.8%
Consumer Staples	9.2%
Financial	6.3%
Healthcare	25.1%
Industrials	13.0%
Information Technology	17.5%
Materials	2.1%
100.0%

See Notes to Financial Statements
4

WATERVILLE LARGE CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2011

ASSETS
Total investments, at value (Cost $38,707,624)	$43,503,164
Cash	794,534
Receivables:
Fund shares sold	1,470,189
Dividends and interest	32,431
Prepaid expenses	13,053
Total Assets	45,813,371

LIABILITIES
Payables:
Call options written, at value (Premiums received $279,096)	804,500
Investment securities purchased	1,367,644
Fund shares redeemed	3,069
Accrued Liabilities:
Investment adviser fees	34,593
Trustees’ fees and expenses	20
Fund service fees	19,347
Compliance services fees	2,024
Other expenses	19,945
Total Liabilities	2,251,142

NET ASSETS	$43,562,229

COMPONENTS OF NET ASSETS
Paid-in capital	$37,028,944
Distributions in excess of net investment income	(12,613
Accumulated net realized gain	2,275,762
Net unrealized appreciation	4,270,136
NET ASSETS	$43,562,229

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares	248,040
Institutional Shares	3,044,767

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $3,279,711)	$13.22
Institutional Shares (based on net assets of $40,282,518)	$13.23

See Notes to Financial Statements
5

WATERVILLE LARGE CAP VALUE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2011

INVESTMENT INCOME
Dividend income	$346,466
Interest income	326
Total Investment Income	346,792

EXPENSES
Investment adviser fees	186,283
Investment adviser expense reimbursements recouped	24,783
Fund service fees	82,367
Transfer Agent fees:
Investor Shares	545
Institutional Shares	390
Distribution fees:
Investor Shares	2,722
Custodian fees	5,179
Registration fees:
Investor Shares	801
Institutional Shares	8,378
Professional fees	22,588
Trustees' fees and expenses	574
Compliance services fees	12,947
Miscellaneous expenses	9,732
Total Expenses	357,289
Fees waived and expenses reimbursed	(28,689)
Net Expenses	328,600

NET INVESTMENT INCOME	18,192

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	1,888,177
Written options	420,324
Net realized gain	2,308,501
Net change in unrealized appreciation (depreciation) on:
Investments	4,677,432
Written options	(545,405)
Net change in unrealized appreciation (depreciation)	4,132,027
NET REALIZED AND UNREALIZED GAIN	6,440,528
INCREASE IN NET ASSETS FROM OPERATIONS	$6,458,720

See Notes to Financial Statements
6

WATERVILLE LARGE CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2011	November 2, 2009* through October 31, 2010
OPERATIONS
Net investment income (loss)	$18,192	$(30,079)
Net realized gain	2,308,501	750,660
Net change in unrealized appreciation (depreciation)	4,132,027	138,109
Increase in Net Assets Resulting from Operations	6,458,720	858,690

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Investor Shares	(644)	-
Institutional Shares	(45,447)	(17,434)
Net realized gain:
Investor Shares	(36,407)	-
Institutional Shares	(746,992)	-
Total Distributions to Shareholders	(829,490)	(17,434)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares	2,592,382	503,966
Institutional Shares	2,834,362	30,748,750
Reinvestment of distributions:
Investor Shares	36,409	-
Institutional Shares	790,471	17,401
Redemption of shares:
Investor Shares	(116,244)	(60,821)
Institutional Shares	(254,933)	-
Increase in Net Assets from Capital Share Transactions	5,882,447	31,209,296
Increase in Net Assets	11,511,677	32,050,552

NET ASSETS
Beginning of Period	32,050,552	-
End of Period (Including line (a))	$43,562,229	$32,050,552

SHARE TRANSACTIONS
Sale of shares:
Investor Shares	214,793	45,376
Institutional Shares	221,795	2,774,878
Reinvestment of distributions:
Investor Shares	3,119	-
Institutional Shares	67,549	1,596
Redemption of shares:
Investor Shares	(9,359)	(5,889)
Institutional Shares	(21,051)	-
Increase in Shares	476,846	2,815,961

(a) Undistributed (distributions in excess of) net investment income.	$(12,613)	$15,286
* Commencement of operations.

See Notes to Financial Statements
7

WATERVILLE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended April 30, 2011		November 2, 2009 (a) through October 31, 2010
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$11.38		$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.01)		(0.02)
Net realized and unrealized gain (loss)	2.12		1.40
Total from Investment Operations	2.11		1.38
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—	(c)	—
Net realized gain	(0.27)		—
Total Distributions to Shareholders	(0.27)		—
NET ASSET VALUE, End of Period	$13.22		$11.38
TOTAL RETURN	18.89	%(d)	13.94	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$3,280		$449
Ratios to Average Net Assets:
Net investment loss	(0.22	)%(e)	(0.19	)%(e)
Net expense	2.00	%(e)	1.97	%(e)
Gross expense	2.15	%(e)	28.33	%(e)
PORTFOLIO TURNOVER RATE	44	%(d)	103	%(d)

INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$11.38		$10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.01		(0.02)
Net realized and unrealized gain (loss)	2.13		1.41
Total from Investment Operations	2.14		1.39
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.02)		(0.01)
Net realized gain	(0.27)		—
Total Distributions to Shareholders	(0.29)		(0.01)
NET ASSET VALUE, End of Period	$13.23		$11.38
TOTAL RETURN	19.10	%(d)	13.80	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$40,283		$31,601
Ratios to Average Net Assets:
Net investment income (loss)	0.12	%(e)	(0.15	)%(e)
Net expense	1.75	%(e)	1.95	%(e)
Gross expense	1.90	%(e)	2.48	%(e)
PORTFOLIO TURNOVER RATE	44	%(d)	103	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during the period.
(c)		Less than $0.01 per share.
(d)		Not annualized.
(e)		Annualized.

See Notes to Financial Statements

8

WATERVILLE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2011

Note 1. Organization

The Waterville Large Cap Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund commenced operations on November 2, 2009. The Fund’s investment objective is to achieve long-term capital appreciation.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in sixty days or less may be valued at amortized cost. Exchange-traded options for which there were no sales reported that day are generally valued at the mean of the last bid and asked prices. Options not traded on an exchange are generally valued at broker-dealer bid quotation.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of April 30, 2011, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium and discount is amortized and accreted in accordance with GAAP. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

9

WATERVILLE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2011

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of April 30, 2011, are disclosed in the Fund’s Schedule of Investments. The volume of open positions may vary on a daily basis as the Fund transacts written options in order to achieve the exposure desired by the adviser. The Fund entered into a total value of $1,173,279 on written options for the period ended April 30, 2011.

Transactions in written options during the period ended April 30, 2011, were as follows:

	Calls
	Number of
	Contracts	Premiums
Options Outstanding, October 31, 2010	(252)	$(107,991)
Options written	(2,084)	(1,173,279)
Options terminated in closing transactions	2,036	1,002,174
Options exercised	-	-
Options expired	-	-
Options Outstanding, April 30, 2011	(300)	$(279,096)

Derivatives Transactions - The Fund’s use of derivatives during the period ended April 30, 2011, was limited to written options. Following is a summary of how the derivatives are treated in the financial statements and their impact on the Fund.

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments, is as follows:

Contract Type/ Primary Risk Exposure	Location on Statement of Assets and Liabilities	Asset Derivatives	Location on Statement of Assets and Liabilities	Liability Derivatives

Equity Contracts	-	$ -	Call options written, at value	$ (804,500)

10

WATERVILLE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2011

Realized and unrealized gains and losses on derivatives contracts entered into during the period ended April 30, 2011, by the Fund are recorded in the following locations in the Statement of Operations:

Contract Type/Primary Risk Exposure	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives

Equity Contracts	Realized gain (loss) – Written Options and Change in unrealized appreciation (depreciation) – Written Options	$ 420,324	$ (545,405)

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of April 30, 2011, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return filed in the one-year period ended October 31, 2010, remains subject to examination by the Internal Revenue Service.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser – Waterville Capital, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.

11

WATERVILLE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2011

Other Service Providers – Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman).  In addition, the Chairman receives a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust.  The Trustees and Chairman may receive additional fees for special Board meetings.  Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.  Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Cap Agreement

The Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses to the extent that total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) exceed 2.00% of the Fund’s Investor Shares’ average daily net assets. For the period ended April 30, 2011, the adviser did not waive fees or reimburse expenses. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the period ended April 30, 2011, fund service fees waived were $28,689.

The Fund may pay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fees waived or expense reimbursement, (2) such payment is approved by the Board and (3) and the resulting expenses do not exceed 2.00%.  For the period November 2, 2009 (commencement of operations) through October 31, 2010, the Adviser waived and/or reimbursed fees as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
October 31, 2010	$48,422	October 31, 2013	$24,783

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended April 30, 2011, were $19,949,803 and $16,336,191, respectively.

Note 6. Federal Income Tax and Investment Transactions

As of October 31, 2010, distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$748,535
Undistributed Long Term Gain	50,120
Unrealized Appreciation	105,400
Total	$904,055

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to non-deductible offering costs, mark-to-market on section 1256 contracts and the tax deferral of losses on wash sales.

12

WATERVILLE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2011

Note 7. Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

13

WATERVILLE LARGE CAP VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2011

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio, is available, without charge and upon request, by calling (877) 356-9055 and on the SEC’s website at www.sec.gov.  The Fund’s proxy voting record for the period of November 2, 2009 (the Fund’s commencement of operations) through June 30, 2010, is available, without charge and upon request, by calling (877) 356-9055 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010, through April 30, 2011.

Actual Expenses – The first line under each share class in the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class  in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.   The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing cost of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	November 1, 2010	April 30, 2011	Period*	Ratio*
Investor Shares
Actual	$1,000.00	$1,188.93	$10.85	2.00%
Hypothetical (5% return before taxes)	$1,000.00	$1,014.88	$9.99	2.00%
Institutional Shares
Actual	$1,000.00	$1,190.96	$9.51	1.75%
Hypothetical (5% return before taxes)	$1,000.00	$1,016.12	$8.75	1.75%

*Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

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FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(877) 356-9055

INVESTMENT ADVISER
Waterville Capital, LLC
Radnor Court, Suite 140
259 Radnor-Chester Road
Radnor, PA  19087

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

239-SAR-0411

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	June 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	June 16, 2011

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	June 16, 2011